FAIR VALUE MEASUREMENTS - Changes in the level 3 fair value of warrant liabilities (Details) - MedTech Acquisition Corp - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair Value, liabilities measured on recurring basis, unobservable input reconciliation
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income	Change in fair value of warrant liabilities	Change in fair value of warrant liabilities
Transfers in or out of Level 3	$ 0
Level 3
Fair Value, liabilities measured on recurring basis, unobservable input reconciliation
Change in fair value		$ 4,333,333
Level 3 | Warrants Liabilities
Fair Value, liabilities measured on recurring basis, unobservable input reconciliation
Beginning balance	2,565,333	14,642,666
Change in fair value	(2,170,666)	(7,744,000)
Transfer to level 1		(4,333,333)
Ending balance	394,667	2,565,333
Level 3 | Private Placement Warrants
Fair Value, liabilities measured on recurring basis, unobservable input reconciliation
Beginning balance	2,565,333	5,476,000
Change in fair value	(2,170,666)	(2,910,667)
Ending balance	394,667	2,565,333
Level 3 | Public Warrants
Fair Value, liabilities measured on recurring basis, unobservable input reconciliation
Beginning balance	$ 0	9,166,666
Change in fair value		(4,833,333)
Transfer to level 1		(4,333,333)
Ending balance		$ 0